Borrowings - Financial Liabilities (Narrative I) (Details Narrative) $ in Thousands						1 Months Ended					2 Months Ended	7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 05, 2023 Capacity	Nov. 30, 2024 USD ($) Vessel capacity in DWT	Feb. 29, 2024 USD ($) Vessel capacity in DWT	Jan. 31, 2024 USD ($) Vessel capacity in DWT	Nov. 30, 2023 USD ($) Vessel capacity in DWT	May 31, 2023 USD ($) Vessel capacity in DWT	Feb. 28, 2023 USD ($) Vessel	Jul. 27, 2022 Capacity	Aug. 31, 2023 Capacity	Sep. 13, 2022 Capacity	Sep. 21, 2022 Capacity	Nov. 09, 2023 Capacity	Dec. 14, 2022 Capacity	Nov. 17, 2022 Capacity	Dec. 31, 2024 USD ($) Capacity Vessel capacity in DWT	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)
Sale Leaseback Transaction [Line Items]
Finance lease liabilities																			$ 325,784	$ 468,414
Vessel year built	2023	2023	2023	2016	2023							2022	2019	2022	2022	2023	2016	2022	2024
Vessel type	Capesize	Capesize	Capesize	Capesize	Kamsarmax							Kamsarmax		Capesize	Capesize		Kamsarmax	Capesize
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221	82,010							82,003	81,692	182,393	182,079	5,300	84,852	182,064	5,300
Financial Liabilities [Member] | Navios Lumen [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date																			November 2024
Finance lease, liability						$ 16,000
Duration period																			4 years
Maturity date																			fourth quarter of 2028
Finance lease liabilities																			$ 15,754
Vessel year built						2009
Vessel type						Capesize
Vessel capacity in DWT | Vessel capacity in DWT						180,493
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			241.00%
Financial Liabilities [Member] | Navios Azimuth [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date																			February 2024
Finance lease, liability							$ 16,800
Maturity date																			first quarter of 2030
Finance lease liabilities																			$ 15,439
Vessel year built							2011
Vessel type							Capesize
Vessel capacity in DWT | Vessel capacity in DWT							179,169
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			225.00%
Financial Liabilities [Member] | One New Building Tanker Vessel [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date																			January 2024
Finance lease, liability								$ 45,260
Maturity date																			seven years after the drawdown date
Vessel type								Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT								115,000
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			190.00%
Financial Liabilities [Member] | Two Containerships And Two Aframax [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date																			November 2023
Maturity date																			ten years after each drawdown date
Finance lease liabilities									$ 175,600										$ 131,098
Vessel capacity in DWT | Vessel capacity in DWT									5,300
Proceeds from Lines of Credit																			131,750
Line of credit facility, remains to be drawn																			$ 43,850
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			200.00%
Financial Liabilities [Member] | Nave Polaris [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built																			2024
Vessel type																			Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT																			115,698
Financial Liabilities [Member] | Navios Utmost [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built																			2024
Vessel capacity in DWT | Vessel capacity in DWT																			5,300
Financial Liabilities [Member] | Navios Unite [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built																			2024
Vessel capacity in DWT | Vessel capacity in DWT																			5,300
Financial Liabilities [Member] | Navios Horizon I [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date																			October 2023
Duration period																			12 years
Maturity date																			fourth quarter of 2035
Finance lease liabilities																			$ 20,778		$ 22,800
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			220.00%
Financial Liabilities [Member] | Two new building 5,300 TEU containerships and two newbuilding Aframax/ LR2 tanker vessels [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date																			May 2023
Maturity date																			ten years after each drawdown date
Finance lease liabilities										$ 178,000									$ 172,415
Vessel type										Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT										5,300
Debt instrument, description of variable rate basis																			Term SOFR
Debt instrument, basis spread on variable rate																			210.00%
Financial Liabilities [Member] | Navios Felix [member]
Sale Leaseback Transaction [Line Items]
Finance lease, liability											$ 32,000
Duration period																			10 years
Maturity date											first quarter of 2033
Finance lease liabilities																			$ 26,271
Vessel year built											2016
Vessel type											Capesize
Vessel capacity in DWT | Vessel											181,221
Debt instrument, description of variable rate basis											Term SOFR
Debt instrument, basis spread on variable rate											211.00%